Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Vessel Operating Expenses [Abstract]
Vessel Operating Expenses [Table Text Block]

	2012	2011	2010
Crew wages and related costs	13,670	16,423	14,095
Chemicals and lubricants	2,831	3,546	3,412
Repairs and maintenance	6,592	9,735	9,475
Insurance	2,791	3,490	2,825
Miscellaneous expenses	1,099	1,533	860
Total	26,983	34,727	30,667